9A. INCOME TAXES	12 Months Ended
Dec. 31, 2016
A. Income Taxes
INCOME TAXES

Deferred tax assets and (liabilities) consist of the following at December 31,:

	2016	2015
Interest income	(5,394,964)	-
Interest expense	6,903,509	76
Depreciation and amortization	(3,489)	-
Management fees	924,011	382,211
Other	609,342	188,642
Net operating losses	1,398,402	567,961
	4,436,811	1,138,890
Valuation allowance	(4,436,811)	(1,138,890)
Net deferred tax asset	-	-

At December 31, 2016, the Company has federal net operating loss carry-forwards of approximately $1.4 million, which will begin to expire in 2035. The Maryland net operating loss carry-forwards of approximately $1.04 million will begin to expire in 2035. The full utilization of the deferred tax assets in the future is dependent upon the Company’s ability to generate taxable income; accordingly, a valuation allowance of an equal amount has been established. During the years ended December 31, 2016 and 2015, the valuation allowance increased by $3,297,921 and $1,138,890, respectively.